INCOME TAXES - Reconciliation of tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate
Income (loss) before tax	$ 7,594	$ 78,398
Statutory income tax rate	26.80%	26.80%
Expected income tax	$ 2,036	$ 21,036
Differences between Canadian and foreign tax rates	6,442	4,117
Items not deductible for tax purposes		4,508
Items not deductible for tax purposes (credit)	76
Share based compensation	674	107
Change in unrecognized deductible temporary differences	3,964	(10,928)
True ups	4,263	1,901
Effect of changes in foreign exchange rates	(7,806)	(2,371)
Inflationary adjustment and other	(1,175)	1,532
Mexican Special Mining Duty	6,422	9,576
Withholding tax expense	1,601	3,150
Tax impact of impairment of exploration property	18,107
Tax expenses (Total income taxes)	$ 34,604	$ 32,628
Effective tax rate	456.00%	42.00%